Intangible Assets - Schedule of Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Mar. 24, 2016	Oct. 20, 2000
Goodwill [Line Items]
Goodwill, Gross	$ 8,613	$ 8,613
Accumulated Impairment Loss	1,983	1,983
Carrying amount	6,630	6,630
Commonwealth Edison Co [Member]
Goodwill [Line Items]
Goodwill, Gross	4,608	4,608
Accumulated Impairment Loss	1,983	1,983
Carrying amount	2,625	2,625		$ 2,600
Pepco Holdings LLC [Member]
Goodwill [Line Items]
Goodwill, Gross	4,005	4,005
Accumulated Impairment Loss	0	0
Carrying amount	$ 4,005	$ 4,005	$ 4,000